July 24, 2026

BNY MELLON GOVERNMENT CASH MANAGEMENT FUNDS

BNY Dreyfus On-Chain Liquidity Fund

Supplement to Current Summary Prospectus, Prospectus, and Statement of Additional

Information

Shares of the fund are not currently being offered.

4150STK0726